Cover	Jul. 01, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2021
Entity File Number	001-39773
Entity Registrant Name	Hydrofarm Holdings Group, Inc.
Entity Central Index Key	0001695295
Entity Tax Identification Number	81-4895761
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	270 Canal Road
Entity Address, City or Town	Fairless Hills
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19030
City Area Code	707
Local Phone Number	765-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	290 Canal Road
Entity Address, City or Town	Fairless Hills
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19030